Average Annual Total Returns - Class ACIS - DWS New York Tax-Free Income Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg New York Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg New York Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg New York Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Dec. 31, 1985	1.58%	2.73%	3.77%	1.58%	2.73%	3.76%	1.87%	2.74%	3.68%	May 31, 1994	3.58%	2.54%	3.27%	Jun. 18, 2001	4.62%	3.57%	4.32%	5.21%	3.91%	4.63%	4.56%	3.61%	4.35%